Designated accounting hedges	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Designated accounting hedges

Note 13	Designated accounting hedges

Hedge accounting
We apply hedge accounting as part of managing the market risk of certain non-trading portfolios arising from changes due to interest rates, foreign exchange rates, and equity market prices. See the shaded sections in “Non-trading activities” in the MD&A for further information on our risk management strategy for these risks. See Note 12 for further information on the derivatives used by CIBC.
Interest rate risk
The majority of our derivative contracts used to hedge certain exposures to benchmark interest rate risk are interest rate swaps. For fair value hedges, we convert our fixed interest rate exposures from the hedged financial instruments to floating interest rate exposures. For cash flow hedges, we convert certain exposures to cash flow variability from our variable rate instruments to fixed interest rate exposures.
Foreign currency risk
For our fair value hedges, we mainly use various combinations of cross-currency interest rate swaps and interest rate swaps to hedge our exposures to foreign currency risk together with interest rate risk, converting our fixed foreign currency rate exposures to floating functional currency rate exposures.
For our cash flow hedges, the majority of our derivative contracts are used to hedge our exposures to cash flow variability arising from fluctuations in foreign exchange rates, and mainly consist of cross-currency interest rate swaps.
For NIFO hedges, we use a combination of foreign denominated deposit liabilities and foreign exchange forwards to manage our foreign currency exposure of our NIFOs with a functional currency other than the Canadian dollar.
Equity price risk
We use cash-settled TRS in designated cash flow hedge relationships to hedge changes in CIBC’s share price in respect of certain cash-settled share-based compensation awards. Note 16 provides details on our cash-settled share-based compensation plans.
For the hedge relationships described above, hedge effectiveness is assessed at the inception of the hedge relationship and on an ongoing basis, primarily using the dollar offset method. The sources of hedge ineffectiveness are mainly attributed to the following:
•	Utilization of hedging instruments that have a non-zero fair value at the inception of the hedge relationship;
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors between the hedged item and the hedging instruments arising from different rate reset frequencies and timing of cash flows; and
•
Differences in the discount curves to determine the basis adjustments of the hedged items and the fair value of the hedging derivatives, including from the application of CVA to the valuation of derivatives when they are applicable.

Designated hedging instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2025	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$40,826	$21,322	$19,504	$–	$1,383	$419	$686
	Interest rate risk
	Interest rate swaps	53,148	1,052	49,251	2,845	–	7	568
	Equity share price risk
	Equity swaps	2,836	2,836	–	–	150	2	713
		$96,810	$25,210	$68,755	$2,845	$1,533	$428	$1,967
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$8,934	$8,934	$–	$–	$55	$107	$(64)
	Deposits (2)	32,799	32,799	–	–	n/a	n/a	(233)
		$41,733	$41,733	$–	$–	$55	$107	$(297)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$206,770	$86,092	$83,050	$37,628	$43	$988	$(158)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	58,556	17,314	33,774	7,468	2,667	526	63
	Interest rate swaps	29,331	8,146	18,720	2,465	–	1	315
		$294,657	$111,552	$135,544	$47,561	$2,710	$1,515	$220
	Total	$433,200	$178,495	$204,299	$50,406	$4,298	$2,050	$1,890
2024	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$29,207	$14,559	$14,648	$–	$1,008	$366	$713
	Interest rate risk
	Interest rate swaps	41,233	1,462	38,178	1,593	–	8	1,625
	Equity share price risk
	Equity swaps	2,087	1,810	277	–	156	3	920
		$72,527	$17,831	$53,103	$1,593	$1,164	$377	$3,258
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$7,658	$7,658	$–	$–	$15	$106	$(51)
	Deposits (2)	32,084	32,084	–	–	n/a	n/a	(216)
		$39,742	$39,742	$–	$–	$15	$106	$(267)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$267,334	$118,011	$117,322	$32,001	$77	$926	$(2,116)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	41,491	13,249	25,647	2,595	1,617	758	51
	Interest rate swaps	21,336	6,591	14,257	488	–	15	694
		$330,161	$137,851	$157,226	$35,084	$1,694	$1,699	$(1,371)
	Total	$442,430	$195,424	$210,329	$36,677	$2,873	$2,182	$1,620

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2025 and October 31, 2024.
n/a	Not applicable.

The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)	Average share price
2025	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.90		n/a	n/a
		EUR – CAD	1.53		n/a	n/a
		GBP – CAD	1.77		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.83%	n/a
			n/a	USD	3.68%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$89.81
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
		HKD – CAD	0.18		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.90%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.50		0.94%	n/a
		CHF – CAD	1.41		n/a	n/a
		USD – CAD	1.42		2.56%	n/a
	Interest rate swaps		n/a	CHF	0.26%	n/a
			n/a	EUR	1.24%	n/a
			n/a	GBP	1.14%	n/a
			n/a	USD	3.82%	n/a
2024	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.91		n/a	n/a
		EUR – CAD	1.47		n/a	n/a
		GBP – CAD	1.70		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.44%	n/a
			n/a	USD	4.09%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$72.68
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.92		n/a	n/a
		HKD – CAD	0.18		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.71%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.46		0.63%	n/a
		CHF – CAD	1.38		n/a	n/a
		USD – CAD	1.32		2.06%	n/a
	Interest rate swaps		n/a	CHF	0.23%	n/a
			n/a	EUR	0.89%	n/a
			n/a	GBP	0.82%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Designated hedged items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2025	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$22,807	n/a	n/a	$(687)
	Interest rate risk
	Loans	53,148	–	n/a	n/a	(565)
	Equity share price risk
	Share-based payment	–	2,824	n/a	n/a	(713)
		$53,148	$25,631	n/a	n/a	$(1,965)
	NIFO hedges	$41,733	$–	n/a	n/a	$297
	Fair value hedges (2)
	Interest rate risk
	Securities	$85,323	$–	$931	$–	$1,114
	Loans	11,014	–	97	–	(186)
	Deposits	–	99,987	–	(664)	(741)
	Subordinated indebtedness	–	5,530	–	142	(60)
	Foreign exchange / interest rate risk
	Securities	14	–	–	–	–
	Deposits	–	31,903	–	(375)	(372)
		$96,351	$137,420	$1,028	$(897)	$(245)
2024	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$16,524	n/a	n/a	$(710)
	Interest rate risk
	Loans	41,233	–	n/a	n/a	(1,622)
	Equity share price risk
	Share-based payment	–	2,074	n/a	n/a	(920)
		$41,233	$18,598	n/a	n/a	$(3,252)
	NIFO hedges	$39,742	$–	n/a	n/a	$267
	Fair value hedges (2)
	Interest rate risk
	Securities	$72,816	$–	$(115)	$–	$3,446
	Loans	51,302	–	770	–	1,057
	Deposits	–	133,104	–	(1,142)	(2,135)
	Subordinated indebtedness	–	6,189	–	96	(207)
	Foreign exchange / interest rate risk
	Deposits	–	21,531	–	(733)	(741)
		$124,118	$160,824	$655	$(1,779)	$1,420

(1)	As at October 31, 2025, the amount remaining in AOCI related to discontinued cash flow hedges was a net gain of $544 million (2024: net loss of $198 million).
(2)
As at October 31, 2025, the accumulated fair value hedge net asset adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $126 million (2024: net liability adjustment of $286 million).

n/a	Not applicable.
Hedge accounting gains (losses) in the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2025	Cash flow hedges
	Foreign exchange risk	$(20)	$687	$(672)	$(4)	$(9)	$(1)
	Interest rate risk	396	565	79	(179)	861	3
	Equity share price risk	133	713	(692)	(6)	148	–
		$509	$1,965	$(1,285)	$(189)	$1,000	$2
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(3,215)	$(297)	$–	$(68)	$(3,580)	$–
2024	Cash flow hedges
	Foreign exchange risk	$(27)	$710	$(701)	$(2)	$(20)	$3
	Interest rate risk	(970)	1,622	270	(526)	396	3
	Equity share price risk	(29)	920	(696)	(62)	133	–
		$(1,026)	$3,252	$(1,127)	$(590)	$509	$6
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(2,948)	$(267)	$–	$–	$(3,215)	$–

(1)	During the year ended October 31, 2025, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil (2024: nil).

Hedge accounting gains (losses) in the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2025	Fair value hedges
	Interest rate risk	$(158)	$127	$(31)
	Foreign exchange / interest rate risk	378	(372)	6
		$220	$(245)	$(25)
2024	Fair value hedges
	Interest rate risk	$(2,116)	$2,161	$45
	Foreign exchange / interest rate risk	745	(741)	4
		$(1,371)	$1,420	$49